COMMITMENTS (Details)		2 Months Ended	7 Months Ended
	Sep. 05, 2025 USD ($) $ / shares shares	May 21, 2025 USD ($) item $ / shares shares	Sep. 30, 2025 USD ($) item shares
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands security holders entitled | item		3	3
Underwriting discount fee per unit | $ / shares		$ 0.2
Aggregate amount of underwriting fees payable		$ 4,000,000
Aggregate amount of underwriters' over-allotment option is exercised		$ 4,600,000
Underwriting discount fee per unit, payable in cash | $ / shares		$ 0.1
Deferred underwriting fee per unit | $ / shares	$ 0.4	$ 0.4
Deferred underwriting fees		$ 8,000,000
Aggregate amount of deferred underwriting fees payable to underwriters over-allotment option is exercised in full		$ 9,200,000
Cash underwriting fee	$ 4,600,000
Deferred underwriting fee	$ 9,200,000		$ 9,200,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Underwriters to purchase warrants | $ / shares		$ 0.1
Underwriters over-allotment option
Subsidiary, Sale of Stock [Line Items]
Over allotment period		45 days	45 days
Maximum number of additional units offered for purchase | shares		3,000,000	3,000,000
Number of units issued | shares	3,000,000